UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):    [_]  is a restatement.
                                     [_]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Offshore, L.L.C.
Address:   220 Fifth Avenue
           New York, NY  10001

Form 13F File Number:   28-10027

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York             February 13, 2012

Report Type (Check only one.):

[_]     13F HOLDINGS REPORT.

[_]     13F NOTICE.

[X]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-11381                   Rexford Holding Management LLC

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    $11,574


List of Other Included Managers:

      No.      Form 13F File Number        Name

      04       28-11381                    Rexford Holding Management LLC

                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----

Alkermes PLC                        Shs            G01767105     260     15,000   Sh        Defined      04       15,000   0      0
Apple Inc                           Com            037833100     486      1,200   Sh        Defined      04        1,200   0      0
Comcast Corp New                    Cl A           20030N101     402     16,959   Sh        Defined      04       16,959   0      0
Complete Production Services Inc    Com            20453E109   1,589     47,342   Sh        Defined      04       47,342   0      0
Enzon Pharmaceuticals Inc           Note           293904AE8     217    215,000   Prn       Defined      04      215,000   0      0
Goodrich Corp                       Com            382388106     841      6,800   Sh        Defined      04        6,800   0      0
Grifols S A                         Sp Adr         398438309     725    131,058   Sh        Defined      04      131,058   0      0
Healthspring Inc                    Com            42224N101     306      5,605   Sh        Defined      04        5,605   0      0
Magma Design Automation Inc         Com            559181102     124     17,300   Sh        Defined      04       17,300   0      0
Netlogic Microsystems Inc           Com            64118B100   1,508     30,419   Sh        Defined      04       30,419   0      0
Novellus Systems Inc                Com            670008101     132      3,200   Sh        Defined      04        3,200   0      0
Pharmasset Inc                      Com            71715N106   1,205      9,400   Sh        Defined      04        9,400   0      0
Proshares Short QQQ                 Pshs           74347R602     394     12,607   Sh        Defined      04       12,607   0      0
Rightnow Technologies Inc           Com            76657R106     188      4,400   Sh        Defined      04        4,400   0      0
S1 Corp                             Com            78463B101   1,172    122,498   Sh        Defined      04      122,498   0      0
Sanofi                              Right          80105N113     157    130,443   Sh        Defined      04      130,443   0      0
Sonosite Inc                        Com            83568G104     118      2,200   Sh        Defined      04        2,200   0      0
Southern Union Co                   Com            844030106     236      5,600   Sh        Defined      04        5,600   0      0
Successfactors Inc                  Com            864596101     148      3,700   Sh        Defined      04        3,700   0      0
Temple Inland Inc                   Com            879868107   1,248     39,353   Sh        Defined      04       39,353   0      0
Vulcan Materials Co                 Com            929160109     118      3,000   Sh        Defined      04        3,000   0      0